EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

23.	EQUITY METHOD INVESTMENT

The Company accounts for its investment in a wholly-owned subsidiary, Dense Air, as an equity method investment. Dense Air has been funded by its sole lender through convertible debt with various restrictions and requirements including a conversion option on substantially all of the ownership interest in Dense Air. Dense Air was designed to acquire and hold specific assets and the fixed price conversion option is economically similar to a call option on the assets of Dense Air. Therefore, the Company concluded consolidation is not required. The Company did determine it has significant influence in the operations of Dense Air and therefore, has applied the equity method of accounting. Given Dense Air has operated at a loss since its inception, and the Company has not guaranteed the obligations of Dense Air or otherwise committed to provide further financial support, equity method accounting has been discontinued. The investment had no value at December 31, 2021 and 2020.

There have been no dividends received from Dense Air for the years ended December 31, 2021 and 2020.

The Company receives reimbursement of its expenses for providing certain management support functions to Dense Air, a related party, which are considered not material. In addition, the Company is entitled to receive certain fees upon the successful acquisition of spectrum rights by Dense Air, which are recorded as revenue when earned.

On March 22, 2021, an investor acquired the sole lender to Dense Air’s rights and obligations under a convertible loan agreement. Concurrently, the Company received a notice of conversion from the investor to convert the outstanding amount of the loan into shares equating to 95% of the share capital of Dense Air. Subsequent to year end, on March 7, 2022, the conversion was finalized. This conversion did not have a significant effect on the Company’s consolidated balance sheets, statements of operations or cash flows.